LEASE LIABILITIES Leases by Category (Details)	Dec. 31, 2019 leases option asset
Additional information about leasing activities
Right-of-use assets leased (assets) | asset	175
Leases with extension options (leases)	76
Extension options reasonably certain to exercise (options) | option	55
Leases with options to purchase (leases)	45
Purchase options reasonably certain to exercise (options) | option	6
Leases with variable payments linked to an index (leases)	32
Leases with termination options (leases)	22
Termination options reasonably certain to exercise (options) | option	0
Buildings
Additional information about leasing activities
Right-of-use assets leased (assets) | asset	37
Leases with extension options (leases)	29
Extension options reasonably certain to exercise (options) | option	27
Leases with options to purchase (leases)	1
Purchase options reasonably certain to exercise (options) | option	1
Leases with variable payments linked to an index (leases)	0
Leases with termination options (leases)	8
Termination options reasonably certain to exercise (options) | option	0
Manufacturing equipment
Additional information about leasing activities
Right-of-use assets leased (assets) | asset	90
Leases with extension options (leases)	39
Extension options reasonably certain to exercise (options) | option	28
Leases with options to purchase (leases)	13
Purchase options reasonably certain to exercise (options) | option	5
Leases with variable payments linked to an index (leases)	32
Leases with termination options (leases)	2
Termination options reasonably certain to exercise (options) | option	0
Furniture, office equipment and other
Additional information about leasing activities
Right-of-use assets leased (assets) | asset	48
Leases with extension options (leases)	8
Extension options reasonably certain to exercise (options) | option	0
Leases with options to purchase (leases)	31
Purchase options reasonably certain to exercise (options) | option	0
Leases with variable payments linked to an index (leases)	0
Leases with termination options (leases)	12
Termination options reasonably certain to exercise (options) | option	0